NASDAQ-100 2x Strategy Fund Expense Example - Class A and Class C [Member] - NASDAQ-100 2x Strategy Fund	Mar. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 349
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,364
Expense Example, with Redemption, 10 Years	2,915
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	1,014
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	$ 2,521